Subsidiaries and Variable Interest Entities (Detail)	12 Months Ended
	Dec. 31, 2012		Jan. 20, 2010
Shidai Charm Advertising Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2006-11
Percentage of Legal Ownership		[1]
QingHai Charm Advertising Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2008-08
Percentage of Legal Ownership		[1]
Beijing Charm Culture Co., Ltd
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2010-11
Percentage of Legal Ownership		[1]
Movie-Forward Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	BVI
Later of Establishment or Acquisition	2007-06
Percentage of Legal Ownership	100.00%
Media Port Holding Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	BVI
Later of Establishment or Acquisition	2009-11
Percentage of Legal Ownership	100.00%
Media Talent International Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	BVI
Later of Establishment or Acquisition	2010-05
Percentage of Legal Ownership	100.00%
Best Ranking Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	BVI
Later of Establishment or Acquisition	2011-10
Percentage of Legal Ownership	100.00%
CharmClick Inc.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Cayman Islands
Later of Establishment or Acquisition	2011-07
Percentage of Legal Ownership	60.00%
Charm Hong Kong Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2008-04
Percentage of Legal Ownership	100.00%
O'Master Communications (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2010-06
Percentage of Legal Ownership	100.00%
Posterscope (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2010-01
Percentage of Legal Ownership	60.00%
Charm New Media (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2011-11
Percentage of Legal Ownership	100.00%
Charm Future Media (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2011-11
Percentage of Legal Ownership	100.00%
Charm Electronic Media (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2011-11
Percentage of Legal Ownership	100.00%
Charm Digital Media (Hong Kong) Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2011-11
Percentage of Legal Ownership	100.00%
Neudior Corporation Limited
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	Hong Kong
Later of Establishment or Acquisition	2011-11
Percentage of Legal Ownership	60.00%
Nanning Jetlong Technology Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2005-10
Percentage of Legal Ownership	100.00%
Beijing Vizeum Advertising Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2010-01
Percentage of Legal Ownership	60.00%		60.00%
Charm Media Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2010-11
Percentage of Legal Ownership	100.00%
Shang Xing Media Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2010-10
Percentage of Legal Ownership	100.00%
Beijing Guozhi Travel & Culture Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2012-09
Percentage of Legal Ownership	70.00%
Beijing Hongtu Zhuoyue Advertising Co., Ltd.
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Place of Incorporation	PRC
Later of Establishment or Acquisition	2012-09
Percentage of Legal Ownership	100.00%

[1]	These entities are controlled by the Company pursuant to the contractual arrangements described below.